Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	50
30/360 Days	30
Actual/360 Days	29

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$71,858,787.85	0.3845801	$63,573,132.08	0.3402362	$8,285,655.77
Total Securities	$71,858,787.85	0.0747867	$63,573,132.08	0.0661634	$8,285,655.77

Weighted Avg. Coupon (WAC)	5.55%		5.58%
Weighted Avg. Remaining Maturity (WARM)	17.02		16.36
Pool Receivables Balance	$86,286,659.75		$77,873,858.22
Remaining Number of Receivables	20,207		19,457

Adjusted Pool Balance	$85,248,685.50		$76,963,029.73

III. COLLECTIONS

Principal:
Principal Collections	$8,322,545.11
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$170,142.77
Total Principal Collections	$8,492,687.88

Interest:
Interest Collections	$396,973.71
Late Fees & Other Charges	$23,756.34
Interest on Repurchase Principal	$-
Total Interest Collections	$420,730.05

Collection Account Interest	$123.09
Reserve Account Interest	$87.77
Servicer Advances	$-

Total Collections	$8,913,628.79

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	50
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$8,913,628.79
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$8,913,628.79
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$71,905.55	$-	$71,905.55	$71,905.55
Collection Account Interest					$123.09
Late Fees & Other Charges					$23,756.34
Total due to Servicer					$95,784.98

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$146,711.69		$146,711.69

Total interest:		$146,711.69		$146,711.69	$146,711.69

Available Funds Remaining:					$8,671,132.12

3. Principal Distribution Amount:					$8,285,655.77

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$8,285,655.77
Class A Notes Total:		8,285,655.77		$8,285,655.77
Total Noteholders Principal				$8,285,655.77

4. Available Amounts Remaining to reserve account					385,476.35

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					385,476.35

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,037,974.25
Beginning Period Amount	$1,037,974.25
Current Period Amortization	$127,145.76
Ending Period Required Amount	$910,828.49
Ending Period Amount	$910,828.49
Next Distribution Date Required Amount	$794,468.84

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$13,389,897.65	$13,389,897.65	$13,389,897.65
Overcollateralization as a % of Adjusted Pool		15.71%	17.40%	17.40%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	50
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.11%	19,090	96.99%	$75,526,535.31
30 - 60 Days	1.46%	285	2.33%	$1,812,413.78
61 - 90 Days	0.34%	66	0.57%	$440,281.84
91 + Days	0.08%	16	0.12%	$94,627.29
		19,457		$77,873,858.22
Total
Delinquent Receivables 61 + days past due	0.42%	82	0.69%	$534,909.13
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.40%	80	0.61%	$526,988.57
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	75	0.53%	$500,412.08
Three-Month Average Delinquency Ratio	0.39%		0.61%

Repossession in Current Period		13		$87,986.74
Repossession Inventory		32		$65,473.52

Charge-Offs
Gross Principal of Charge-Off for Current Period				$90,256.42
Recoveries				$(170,142.77)
Net Charge-offs for Current Period				$(79,886.35)

Beginning Pool Balance for Current Period				$86,286,659.75

Net Loss Ratio				-1.11%
Net Loss Ratio for 1st Preceding Collection Period				-1.08%
Net Loss Ratio for 2nd Preceding Collection Period				-1.50%
Three-Month Average Net Loss Ratio for Current Period				-1.23%

Cumulative Net Losses for All Periods				$10,829,018.62
Cumulative Net Losses as a % of Initial Pool Balance				0.99%

Principal Balance of Extensions				$395,978.67
Number of Extensions				54

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